                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [ ]      Amendment Number : _______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 100 Crescent Court, Suite 880
         Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place and Date of Signing:


/s/ Robert H. Alpert                    Dallas, Texas   May 12, 2006
-------------------------------------   -------------   ------------
(Signature)                             (City, State)   (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            72
Form 13F Information Table Value Total:      $298,312
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SEC File No.   Manager Name
------------   ------------
28-11608       Treaty Oak Capital Management L.P.

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
            Column 1                Column 2    Column 3   Column 4         Column 5        Column 6  Column 7        Column 8
-------------------------------- ------------- ---------- ---------- --------------------- ---------- -------- ---------------------
                                                                      Shrs                                       Voting Authority
                                    Title of                 Value   or prn           Put/ Investment   Other  ---------------------
         Name of Issuer              Class        CUSIP   (x $1,000)   amt    SH/PRN  Call Discretion Managers    Sole   Shared None
-------------------------------- ------------- ---------- ---------- ------ --------- ---- ---------- -------- --------- ------ ----
Access Integrated Technologies   CL A          004329108       1,067           83,000 SH   Sole                   83,000
Alaska Communication
   Sys. Group, In                COM           001167P101      3,716          306,318 SH   Sole                  306,318
Allstate Corp.                   COM           020002101       4,933           94,665 SH   Other                  80,617 14,048
American Commercial Lines, Inc.  COM NEW       025195207       8,768          185,756 SH   Sole                  185,756
American Int'l Group             COM           026874107         615            9,301 SH   Other                      --  9,301
AMN Healthcare Services          COM           001744101      21,661        1,157,126 SH   Sole                1,157,126
Amvescap PLC                     Sponsored ADR 03235E100         271           14,387 SH   Other                      -- 14,387
Answerthink Consulting Group     COM           036916104       3,241          504,000 SH   Sole                  504,000
ARES Capital                     COM           04010L103       3,811          221,830 SH   Sole                  221,830
Astoria Financial Corp.          COM           046265104         399           12,901 SH   Other                      -- 12,901
ATARI                            COM           04651M105         660        1,031,406 SH   Sole                1,031,406
Atwood Oceanics, Inc.            COM           050095108       9,072           89,810 SH   Other          1       88,000  1,810
Bank of America Corp.            COM           060505104         439            9,635 SH   Other                      --  9,635
BankAtlantic Bancorp, Inc.       CL A          065908501         435           30,245 SH   Other                      -- 30,245
Berkshire Hathaway, Inc. - Cl A  CL A          084670108         271                3 SH   Other                      --      3
BOK Financial Corp.              COM NEW       05561Q201       4,226           88,880 SH   Sole                   88,880
C F Industries Holdings, Inc.    COM           125269100       5,393          317,400 SH   Sole                  317,400
Cenveo, Inc.                     COM           15670S105       5,258          317,135 SH   Sole                  317,135
CKE Restaurants Inc.             COM           12561E105      19,241        1,105,802 SH   Sole                1,105,802
Conseco Inc. New                 COM NEW       208464883         739           29,786 SH   Other                      -- 29,786
Consol Energy                    COM           20854P109       2,966           40,000 SH   Sole                   40,000
Digital River, Inc.              COM           25388B104      10,466          240,000 SH   Sole                  240,000
Dominos Pizza                    COM           25754A201         771           27,000 SH   Sole                   27,000
Encysive Pharmaceuticals, Inc.   COM           29256X107       1,352          276,414 SH   Sole                  276,414
Endeavour Int'l Corp.            COM           29259G101       2,117          727,500 SH   Sole                  727,500
EXCO Resources, Inc.             COM           269279402       4,461          356,000 SH   Sole                  356,000
Fidelity National Financial      COM           316326107         461           12,986 SH   Other                      -- 12,986
First Data                       COM           319963104       5,216          111,400 SH   Other                 106,000  5,400
Franklin Bank Corp.              COM           352451108       2,132          110,850 SH   Other                  97,300 13,550
Freescale Semiconductor, Inc.    COM           35687M107      16,297          586,012 SH   Sole                  586,012
Global Santafe Corp.             COM           G3930E101         398            6,551 SH   Other          1           --  6,551
Goldman Sachs Group              COM           38141G104         204            1,299 SH   Other                      --  1,299
Grant Priceco Inc.               COM           38821G101         222            5,172 SH   Other          1           --  5,172
GTEK Holdings Corporation        COM           400518106       2,531           74,343 SH   Sole                   74,343
Henry Jack & Associates, Inc.    COM           42628101       10,393          454,431 SH   Other                 444,088 10,343
Hercules Offshore, Inc.          COM           427093109       5,949          174,920 SH   Other          1      156,793 18,127
Hospira, Inc.                    COM           441060100       4,128          104,600 SH   Sole                  104,600
Infocrossing, Inc.               COM           45664XAB5       2,215          183,843 SH   Sole                  183,843
Int'l Coal Group, Inc.           COM           45928H106       2,627          269,700 SH   Sole                  269,700
IPSCO, Inc.                      COM           462622101       4,691           45,062 SH   Sole                   45,062
J. P. Morgan                     COM           46625H100         634           15,218 SH   Other                      -- 15,218
Koppers Holdings, Inc.           COM           50060P106       6,673          339,600 SH   Sole                  339,600
Liberty Media Corp.              COM           530718105      10,192        1,241,409 SH   Sole                1,241,409
Lincare Holdings Inc             COM           532791100      21,686          556,629 SH   Sole                  556,629
Mariner Energy, Inc.             COM           56845T905         310           15,098 SH   Other          1           -- 15,098
Martek Biosciences Corporation   COM           572901906         772           23,500 SH   Sole                   23,500
Merrill Lynch & Company, Inc.    COM           590188108         254            3,224 SH   Other                      --  3,224
Methanex Corp.                   COM           5915K108          205            9,997 SH   Other          1           --  9,997
MI Developments, Inc.            COM           55304X104       9,789          280,476 SH   Sole                  280,476
Mikohn Gaming Corp.              COM           59862K108       2,067          215,948 SH   Sole                  215,948
National-Oilwell, Inc.           COM           637071101         223            3,484 SH   Other          1           --  3,484
Noble Drilling Corp.             COM           G65422100         209            2,579 SH   Other          1           --  2,579
Officemax Incorporated           COM           67622P101       5,316          176,195 SH   Sole                  176,195
Oil States Int'l, Inc.           COM           678026105         217            5,896 SH   Other          1           --  5,896
Open Solutions, Inc.             COM           68371P102         201            7,345 SH   Other                      --  7,345
Partnerre Ltd.                   COM           G6852T105         672           10,815 SH   Other                      -- 10,815
Penn Treaty Amern Corp.          COM NEW       707874400       3,378          365,949 SH   Other                 322,647 43,302
QLT, Inc.                        COM           746927102       5,091          662,000 SH   Sole                  662,000
Regent Communications, Inc. del  COM           758865109       1,638          355,400 SH   Sole                  355,400
SNB Bancshares, Inc.             COM           78460M209         382           20,848 SH   Other                      -- 20,848
Spanish Broadcasting System Inc. COM           846425882       5,743        1,038,547 SH   Sole                1,038,547
Sprint Nextel Corporation        COM           852061000      11,046          427,471 SH   Sole                  427,471
Texas Regional Bancshares, Inc.  CL A Vtg      882673106         295           10,014 SH   Other                      -- 10,014
Todco                            COM           88889T107         263            6,675 SH   Other          1           --  6,675
Transocean Sedco Forex Inc       COM           G90078109       2,786           34,694 SH   Other          1       31,700  2,994
Triad Hospital, Inc.             COM           89579K109      16,321          389,514 SH   Sole                  389,514
Unifi, Inc.                      COM           904677101         343          102,600 SH   Sole                  102,600
Unumprovident Corp.              COM           91529Y106         705           34,415 SH   Other                      -- 34,415
Valero Energy                    COM           91913Y100         227            3,794 SH   Other          1           --  3,794
Viacom, Inc. (CL B)              CL B          925524308       7,399          190,700 SH   Sole                  190,700
Walter Industries, Inc. New      COM           93317Q105       5,906           88,646 SH   Sole                   88,646
WCA Waste                        COM           92926K103       3,560          509,282 SH   Sole                  509,282